Foreign currency swaps and forwards	6 Months Ended
Jun. 30, 2025
Foreign currency swaps and forwards
Foreign currency swaps and forwards

23.Foreign currency swaps and forwards

The Company is exposed to currency risk primarily due to the expected future USD, AUD and NIS expenses that will be incurred as part of the ongoing and planned marketing, clinical trials and other related expenses. A financial risk management policy has been approved to i) generate yields on liquidity and ii) reduce the exposure to currency fluctuations with a timeline up to 24 months and by means of foreign currency swaps and forwards. There have not been any transfers of level 3 categories during the year.

The Company has entered into several foreign currency swaps and forwards for which the notional amounts are detailed in the table below:

	As at
	June 30,	December 31,
(in EUR 000)	2025	2024
Foreign currency swaps EUR - USD (in EUR)	3,500	5,000
Foreign currency swaps EUR - USD (in USD)	4,006	5,451
Foreign currency forwards EUR - USD (in EUR)	2,000	4,000
Foreign currency forwards EUR - USD (in USD)	2,111	4,277
Foreign currency swaps EUR - ILS (in EUR)	8,000	—
Foreign currency swaps EUR - ILS (in ILS)	1,953	—
Foreign currency forwards ILS - EUR (in ILS)	2,414	—
Foreign currency forwards ILS - EUR (in EUR)	10,000	—
Foreign currency swaps ILS - EUR (in ILS)	3,371	—
Foreign currency swaps ILS - EUR (in EUR)	14,000	—

The following table shows the carrying amount of derivative financial instruments measured at fair value in the statement of the financial position including their levels in the fair value hierarchy:

	As at June 30, 2025
(in EUR 000)	Level I	Level II	Level III	Total
Financial assets
Foreign currency swaps	—	231	—	231
Foreign currency forwards	—	262	—	262

The fair value is determined by the financial institution and is based on foreign currency swaps and forwards rates and the maturity of the instrument. All foreign currency swaps are classified as current as their maturity date is within the next twelve months.

The change in the balance of the financial assets is detailed as follows:

(in EUR 000)	2025	2024
Opening value at January 1	—	343
Fair value adjustments	493	(314)
Closing value at June 30	493	29

The change in the balance of the financial liabilities is detailed as follows:

(in EUR 000)	2025	2024
Opening value at January 1	353	90
Settled contracts	(353)	—
Fair value adjustments	—	(26)
Closing value at June 30	—	64